Share-Based Compensation - Schedule of weighted-average assumptions used to estimate the fair value of the Stock Options (Details) - US Plan	11 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.00%
Expected dividend yield	0.00%
Expected volatility	95.10%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years 11 months 15 days